RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accrued liabilities by initiatives
Accrued liabilities	$ 105	$ 92	$ 49	$ 75
2007 initiatives and prior
Accrued liabilities by initiatives
Accrued liabilities	2	2
2009 initiatives
Accrued liabilities by initiatives
Accrued liabilities	7	11
2010 initiatives
Accrued liabilities by initiatives
Accrued liabilities	9	16
2011 initiatives
Accrued liabilities by initiatives
Accrued liabilities	34	63
2012 initiatives
Accrued liabilities by initiatives
Accrued liabilities	$ 53